UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2007

Date of reporting period:  May 31, 2007

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
May 31, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS 32.02%
Biotechnology 0.43%
Interleukin Genetics, Inc. (a)		4,000	$9,600

Commercial Banks 3.42%
Community Bank Shares of Indiana, Inc.		1,287	27,851
HF Financial Corp.		552	9,577
LSB Bancshares, Inc.		1,500	20,700
Taylor Capital Group, Inc.		600	18,090
			76,218

Commercial, Physical & Biological Research 1.35%
Crucell NV - ADR (a)		1,300	30,056

Communications Equipment 1.73%
EFJ, Inc. (a)		3,000	15,840
Telefonaktiebolaget LM Ericsson - ADR		600	22,788
			38,628

Computer Facilities Management Services 1.02%
ePlus Inc. (a)		2,331	22,704

Computer Integrated Systems Design 1.71%
Datalink Corp. (a)		4,000	26,240
Ness Technologies Inc. (a)		1,000	11,910
			38,150

Distributors 0.41%
Building Materials Holding Corp.		600	9,192

Diversified Financial Services 0.14%
Enterprise National Bank NJ (a)		500	3,125

Energy Equipment & Services 1.07%
Patterson-UTI Energy, Inc.		900	23,778

Food & Staples Retailing 0.58%
Village Super Market, Inc. - Class A		300	12,954

Health Care Equipment & Supplies 0.96%
St. Jude Medical, Inc. (a)		500	21,345

Health Care Providers & Services 0.41%
Digital Angel Corp. (a)		5,000	9,100

Insurance 4.22%
American Safety Insurance Holdings, Ltd (a) (b)		1,500	31,830
Aspen Insurance Holdings Ltd. (b)		1,300	35,256
The Travelers Companies, Inc.		500	27,085
			94,171

Media 1.03%
Journal Register Co.		4,100	23,001

Oil & Gas 4.50%
Cimarex Energy Co.		700	29,421
Encore Acquisition Co. (a)		1,000	27,550
Energy Partners, Ltd. (a)		2,530	43,516
			100,487

Pharmaceuticals 2.92%
AstraZeneca PLC - ADR		900	47,862
Wyeth		300	17,352
			65,214

Publishing & Printing 0.00%
Peoples Educational Holdings, Inc. (a)		19	59

Racing 0.99%
Canterbury Park Holding Corp.		1,600	22,080

Semiconductor 0.51%
FSI International, Inc. (a)		2,600	11,310

Software 0.68%
Secure Computing Corp. (a)		2,000	15,240

Thrifts & Mortgage Finance 2.98%
First Bancorp of Indiana, Inc.		859	14,603
Wells Financial Corp.		1,800	51,894
			66,497

Tobacco 0.96%
Altria Group, Inc.		300	21,330

TOTAL COMMON STOCKS (Cost $753,894)			714,239

EXCHANGE-TRADED FUND 1.16%
iShares Lehman 20+ Year Treasury Bond Fund		300	25,914

TOTAL EXCHANGE-TRADED FUND (Cost $25,899)			25,914

INVESTMENT COMPANIES 4.51%
Blackrock Dividend Achievers Trust		4,000	60,720
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		2,000	39,860

TOTAL INVESTMENT COMPANIES (Cost $101,110)			100,580

PRINCIPAL-PROTECTED NOTES 2.41%
Financials
Citigroup Funding, Inc. Asian Currency Principal-Protected Notes (a)		2,200	22,418
Citigroup Global Markets Holdings, Inc. Principal-Protected Notes - Asian Currency (a)		3,100	31,310

TOTAL PRINCIPAL-PROTECTED NOTES (Cost $51,092)			53,728

PRIVATE PLACEMENTS 8.42%
Bauer Private Equity Fund III, LLC (Alien Technology) (a) (c) (d)		23,397	31,118
Bauer Private Equity Fund IV, LLC (Alien Technology) (a) (c) (d)		2,579	10,318
Force 10 Private Placement (a) (c) (d)		46,253	50,000
Raza Microelectronics, Inc. (a) (c) (d)		65,000	96,525

TOTAL PRIVATE PLACEMENTS (Cost $256,593)			187,961

		Contracts
PUT OPTIONS PURCHASED 0.28%
Standard and Poor's 500 Index:
Expiration: June, 2007, Exercise Price: $1,375.00		5	250
Standard and Poor's 500 Index:
Expiration: September, 2007, Exercise Price: $1,350.00		1	580
Standard and Poor's 500 Index:
Expiration: September, 2007, Exercise Price: $1,400.00		1	1,050
Standard and Poor's 500 Index:
Expiration: September, 2007, Exercise Price: $1,425.00		1	1,300
Standard and Poor's 500 Index:
Expiration: September, 2007, Exercise Price: $1,450.00		2	3,180

TOTAL PUT OPTIONS PURCHASED (Cost $19,040)			6,360

		Shares
WARRANT 0.23%
Alien Technology (c) (d):		2,579	5,037
Expiration: October 2013, Exercise Price: $7.50
(Acquired 10/25/06, Cost $0)

TOTAL WARRANT (Cost $0)			5,037

SHORT TERM INVESTMENT 57.13%
Investment Company
AIM STIT STIC Prime Portfolio - Investor Class		1,274,499	1,274,499

TOTAL SHORT TERM INVESTMENT (Cost $1,274,499)			1,274,499

Total Investments (Cost $2,482,127) 106.16%			2,368,318
Liabilities in Excess of Other Assets (6.16)%			(137,434)
TOTAL NET ASSETS 100.00%			$2,230,884

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Security Fair Valued in accordance with procedures approved by the Board of Trustees
(d)	Restricted Security

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows*:

Cost of investments			$ 2,482,127
Short Sale Proceeds			535,989
Premiums received on options written			4,655
Gross unrealized appreciation			39,616
Gross unrealized depreciation			(252,486)
Net unrealized depreciation			$ (212,870)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Akros Absolute Return Fund
Schedule of Securities Sold Short
May 31, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS 10.29%
Electrical Equipment 2.08%
GrafTech International Ltd. (a)		3,000	$46,440

Food & Staples Retailing 1.27%
Nash Finch Co.		600	28,230

Health Care Equipment & Supplies 1.03%
Lifecore Biomedical, Inc. (a)		1,300	22,932

Leisure Equipment & Products 0.99%
Polaris Industries Inc.		400	22,036

Metals & Mining 0.55%
Apex Silver Mines Ltd. (a) (b)		600	12,300

Oil & Gas 1.24%
Kinder Morgan Energy Partners, L.P.		500	27,600

Software 0.45%
Catapult Communications Corp. (a)		1,000	10,130

Specialty Retail 1.16%
Gander Mountain Co. (a)		2,000	25,940

Telecommunications 0.52%
Cincinnati Bell Inc. (a)		2,000	11,660

Thrifts & Mortgage Finance 0.45%
Wauwatosa Holdings, Inc. (a)		600	10,104

Utilities 0.55%
United Utilities PLC - ADR		400	12,212

TOTAL COMMON STOCKS (Proceeds $186,565)			229,584

EXCHANGE TRADED FUNDS 18.10%
iShares S&P SmallCap 600 Index Fund		1,000	72,600
Midcap SPDR Trust Series 1		1,000	167,000
SPDR S&P Homebuilders ETF		1,200	42,780
Utilities Select Sector SPDR Fund		2,900	121,336

TOTAL EXCHANGE TRADED FUNDS (Proceeds $349,424)			403,716

TOTAL SECURITIES SOLD SHORT (Proceeds $535,989) 28.39%			$633,300

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

Akros Absolute Return Fund
Schedule of Options Written
May 31, 2007 (Unaudited)

		Contracts	Value
CALL OPTIONS WRITTEN
AstraZeneca PLC - ADR:
Expiration: October, 2007, Exercise Price: $60.00		3	$240
Cimarex Energy Co.:
Expiration: September, 2007, Exercise Price: $40.00		3	1,080
Encore Acquisition Co.:
Expiration: September, 2007, Exercise Price: $30.00		6	600
Patterson-UTI Energy, Inc.:
Expiration: August, 2007, Exercise Price: $25.00		3	750
St. Jude Medical, Inc.:
Expiration: October, 2007, Exercise Price: $45.00		5	1,275
Wyeth:
Expiration: July, 2007, Exercise Price: $50.00		3	2,460

TOTAL CALL OPTIONS WRITTEN (Premiums received $4,655)			$6,405

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    7/18/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    7/18/2007